Condensed Balance Sheets - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Current Assets
Cash and cash equivalents	$ 1,360,588	$ 15,264	$ 274,063
Prepaid services	313,089	363,089	493,090
Prepaid expenses	3,802	3,802	3,802
Total Current Assets	1,677,479	382,155	770,955
Deferred offering costs		38,687
TOTAL ASSETS	1,677,479	420,842	770,955
Current Liabilities
Accounts payable and accrued expenses	36,862	643,473	480,412
Related party payable and accrued expenses	330,205	375,217	58,119
Convertible notes and accrued interest payable	437,390	198,547
Accounts payable to Greenville Health System and affiliates	61,935	61,935	22,911
Total current liabilities	866,392	1,279,172	561,442
Deferred compensation	1,268,013	1,268,013	1,032,623
Total liabilities	2,134,405	2,547,185	1,594,065
Commitments and Contingencies
Stockholders' Deficit
Common stock, $0.0001 par value; 950,000,000 shares authorized, 103,878,536 and 71,153,300 shares issued and outstanding at September 30, 2017 and December 31, 2016,	10,388	7,115	7,113
Series A preferred stock, $0.001 par value, 150,000,000 shares authorized, 63,038,284 and 62,138,680 shares issued and issued and outstanding at September 30, 2017 and December 31, 2016, respectively
Additional paid-in capital	20,643,466	16,840,328	16,757,809
Accumulated deficit	(21,117,084)	(18,980,000)	(17,594,244)
Total Stockholders' deficit	(456,926)	(2,126,343)	(823,110)
Total Liabilities and Stockholders' Deficit	1,677,479	420,842	770,955
Series A Preferred Stock [Member]
Stockholders' Deficit
Series A preferred stock, $0.001 par value, 150,000,000 shares authorized, 63,038,284 and 62,138,680 shares issued and issued and outstanding at September 30, 2017 and December 31, 2016, respectively	$ 6,304	$ 6,214	$ 6,212